Note 9 - Segment Information	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
9—SEGMENT
INFORMATION

In
July
of fiscal year
2002,
the Company announced an organizational realignment that created two
operating divisions within the Company. For reporting purposes, this organizational realignment created three
reporting segments: the holding company, EDAP TMS S.A. (‘EDAP TMS Corporate’), the High Intensity Focused Ultrasound (‘HIFU’) Division and the Urological Devices and Services (‘UDS’) Division. Then, in
2007,
the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. Segment operating profit or loss are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, are not
allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	6 months 2017	6 months 2016
Segment operating loss	(848)	388
Interest income, net	1,408	2,891
Foreign Currency exchange (losses) gains, net	(450)	671
Other income, net	-	-
Income tax (expense) credit net	(175)	(91)
Consolidated net loss net	(65)	3,859

A summary of the Company’s operations by business unit is presented below for periods ending
June 30, 2017
and
2016:

	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2017
Sales of Goods (incl. consumables)	2,626	8,852	-	11,478
Sales of RPPs & Leases,	1,899	700	-	2,599
Sales of Spare Parts & Services	696	3,183	-	3,879
Total Net Sales	5,221	12,735	-	17,956
Other Revenues	8	32	-	40
Total Revenues	5,228	12,767	-	17,995
Gross Profit	2,794	4,774	-	7,568
Research & Development	(1,211)	(654)	-	(1,865)
SG&A + Depreciation	(2,468)	(3,316)	(768)	(6,551)
Operating income (loss)	(885)	804	(768)	(848)

	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2016
Sales of Goods (incl. consumables)	4,536	6,725	-	11,261
Sales of RPPs & Leases,	1,811	766	-	2,578
Sales of Spare Parts & Services	328	2,750	-	3,078
Total Net Sales	6,676	10,241	-	16,917
Other Revenues	6	2	-	8
Total Revenues	6,682	10,243	-	16,925
Gross Profit	4,081	3,672	-	7,753
Research & Development	(1,048)	(653)	-	(1,701)
SG&A + Depreciation	(1,979)	(2,996)	(689)	(5,664)
Operating income (loss)	1,054	23	(689)	388